Significant accounting policies (Policies)	12 Months Ended
Mar. 28, 2026
Accounting Policies [Abstract]
Revenue recognition
(a)	Revenue recognition:
Sales are recognized at the point of sale when merchandise is picked up by the customer or delivered to a customer. Sales to our wholesale customers are recognized when the Company has agreed to terms with its customers, the contractual rights and payment terms have been identified, the contract has commercial substance, it is probable that consideration will be collected by the Company and when control of the goods has been transferred to the customer (none in fiscal 2026). Shipping and handling fees billed to customers are included in net sales.
Revenues for gift certificate sales and store credits are recognized upon redemption. Prior to recognition as a sale, gift certificates are recorded as accounts payable on the balance sheet. Based on historical redemption rates, the Company estimates the portion of outstanding gift certificates (not subject to unclaimed property laws) that will ultimately not be redeemed and records this amount as breakage income. The Company recognizes such breakage income in proportion to redemption rates of the overall population of gift certificates and store credits. Gift certificates and store credits outstanding are subject to unclaimed property laws and are maintained as accounts payable until remitted in accordance with local ordinances.
Sales of consignment merchandise are recognized at such time as the merchandise is sold and are recorded on a gross basis because the Company is the primary obligor of the transaction, has general latitude on setting the price, has discretion as to the suppliers, is involved in the selection of the product and has inventory loss risk.
Sales are reported net of returns and sales taxes. The Company generally gives its customers the right to return merchandise purchased by them within 10 to 60 days, depending on the product sold and records a provision at the time of sale for the effect of the estimated returns which is determined based on historical experience.
Revenues for repair services are recognized when the service is delivered to and accepted by the customer.

Cost of sales
(b)	Cost of sales:
Cost of sales includes merchandise costs, direct inbound freight and duties, direct labor related to repair services, design and creative costs (labor and overhead) inventory shrink, inventory thefts, and boxes (jewelry, watch and giftware). Indirect freight including inter-store transfers, purchasing and receiving costs, distribution costs and warehousing costs are included in selling, general and administrative expenses. Mark down dollars received from vendors are recorded as a reduction of inventory costs to the specific items to which they apply and are recognized in cost of sales once the items are sold.

Cash and cash equivalents
(c)	Cash and cash equivalents:
The Company utilizes a cash management system under which a book cash overdraft may exist in its primary disbursement account. These overdrafts, when applicable, represent uncleared checks in excess of cash balances in the bank account at the end of a reporting period and have been reclassified to accounts payable on the consolidated balance sheets.
The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Amounts receivable from credit card issuers are included in cash and cash equivalents and are typically converted to cash within 2 to 4 days of the original sales transaction. These amounts totaled $1.1 million at March 28, 2026 and $0.8 million at March 29, 2025.

Accounts receivable
(d)	Accounts receivable:
Accounts receivable arise primarily from customers’ use of our private label and proprietary credit cards and wholesale sales and are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less expected credit losses. Several installment sales plans are offered to our private label credit card holders and proprietary credit card holders which vary as to repayment terms and finance charges. Finance charges on the Company’s consumer credit receivables, when applicable, accrue at rates ranging from
0
% to
10.9
%
per annum for financing plans. The Company maintains allowances for expected credit losses associated with the accounts receivable recorded on the balance sheet for estimated losses resulting from the inability of its customers to make required payments. The allowance for credit losses is an estimate of expected credit losses, measured on a collective basis over the estimated life of the Company’s customer in-house receivables and wholesale receivables. In determining expected credit losses, the Company considers historical level of credit losses, current economic trends and reasonable and supportable forecasts that affect the collectability of future cash flows. The Company also incorporates qualitative adjustments for certain factors such as Company specific risks, changes in current economic conditions that may not be captured in the quantitatively derived results, or other relevant factors to ensure the allowance for credit losses reflects the Company’s best estimate of current expected credit losses. Other relevant factors include, but are not limited to, the length of time that the receivables are past due, the Company’s knowledge of the customer, and historical write-off experiences. Management considered and applied qualitative factors such as the unfavorable macroeconomic conditions caused by the current uncertainty resulting from rising inflation and interest rates, and its potential effects.
The Company classifies a receivable account as past due if a required payment amount has not been received within the allotted time frame (generally 30 days), after which internal collection efforts commence. Once all internal collection efforts have been exhausted and management has reviewed the account, the account is sent for external collection or legal action. After all collection efforts have been exhausted, including internal and external collection efforts, an account is written off.

Inventories
(e)	Inventories:
Finished goods inventories and inventories of raw materials are stated at the lower of average cost (which includes material, labor and overhead costs) and net realizable value, which is the estimated selling price in the ordinary course of business. The Company records inventory reserves for lower of cost or net realizable value, which includes slow-moving finished goods inventory, damaged goods, and shrink. The cost of inbound freight and duties are included in the carrying value of the inventories.
There is estimation uncertainty in relation to the identification of slow-moving finished goods inventories which are based on certain criteria established by the Company’s management. The criteria includes consideration of operational decisions by management to discontinue ordering the inventories based on sales trends, market conditions, and the aging of the inventories. Estimation uncertainty also exists in determining the expected selling prices and associated gross margins through normal sales channels, which are based on assumptions about future demand and market conditions for those slow-moving inventories. If actual market conditions are less favorable than those projected by management, additional inventory reserves may be required.
The reserve for inventory shrink is estimated for the period from the last physical inventory date to the end of the reporting period on a store by store basis and at our distribution centers. The shrink rate from the most recent physical inventory, in combination with historical experience, is the basis for providing a shrink reserve.

Property and equipment
(f)	Property and equipment:
Property and equipment are recorded at cost, less accumulated depreciation and amortization, less any impairment charges. Maintenance and repair costs are charged to selling, general and administrative expenses as incurred, while expenditures for major renewals and improvements are capitalized. Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period
Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	1 - 6 years
Furniture and fixtures	5 - 8 years
Equipment	3 - 8 years

Intangible assets
(g)	Intangible assets:
Eligible costs incurred during the development stage of information systems projects are capitalized and amortized over the estimated useful life of the related project when ready for its intended use and presented as part of intangible assets on the Company’s balance sheet. Eligible costs include those related to the purchase, development, and installation of the related software. The costs related to the implementation of the ERP system and the
e-commerce
platform are amortized over a period of 5 years.
Intangible assets also consist of trademarks and tradenames, which are amortized using the straight-line method over a period of 15 years.
The Company had $3.2 million and $3.0 million of net book value related to intangible assets at March 28, 2026 and March 29, 2025, respectively. The Company had $3.0 million and $2.1 million of accumulated amortization of intangibles at March 28, 2026 and March 29, 2025, respectively.

Leases
(h)	Leases:
The Company accounts for leases in accordance with Topic 842 and recognizes a right-of-use
asset and a corresponding lease liability on the balance sheet for long-term lease agreements. We determine if an arrangement is a lease at inception. The amounts of the Company’s operating lease right-of-use
(“ROU”) assets and current and long-term portion of operating lease liabilities are presented separately on the balance sheet. Finance leases are included in property and equipment and long-term debt on the balance sheet.
ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and operating lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments in order to measure its lease liabilities at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives.
The Company leases office, distribution, and retail facilities. Certain retail store leases may require the payment of minimum rentals and contingent rent based on a percentage of sales exceeding a stipulated amount. The Company’s lease agreements expire at various dates through 2034, are subject, in many cases, to renewal options and provide for the payment of taxes, insurance and maintenance. Certain leases contain escalation clauses resulting from the pass-through of increases in operating costs, property taxes and the effect on costs from changes in consumer price indices, which are considered as variable costs.
The Company determines its lease payments based on predetermined rent escalations, rent-free periods and other incentives. The Company recognizes lease expense on a straight-line basis over the related terms of such leases, including any rent-free period and beginning from when the Company takes possession of the leased facility. Variable operating lease expenses, including contingent rent based on a percentage of sales, common area maintenance (“CAM”) charges, rent related taxes, mall advertising and adjustments to consumer price indices, are recorded in the period such amounts and adjustments are determined. Lease expense is recorded within selling, general and administrative expenses in the statement of operations.

Lease arrangements occasionally include renewal options. The Company uses judgment when assessing the renewal options in the leases and assesses whether or not it is reasonably certain to exercise these renewal options if they are within the control of the Company. Any renewal options not reasonably certain to be exercised are excluded from the lease term.
The Company monitors for events or changes in circumstances that require a reassessment of one of its leases. ROU assets, as part of the group of assets, are periodically reviewed for impairment. The Company uses the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant and Equipment, overall, to determine whether an ROU asset is impaired, and if so, the amount of the impairment loss to recognize.

Deferred financing costs
(i)	Deferred financing costs:
The Company amortizes deferred financing costs incurred in connection with its financing agreements using the effective interest method over the term of the related financing. Such deferred costs are presented as a reduction to bank indebtedness and long-term debt in the accompanying consolidated balance sheets.

Warranty accrual
(j)	Warranty accrual:
The Company provides warranties on its Birks branded jewelry for periods extending up to five years. The Company accrues a liability based on its historical repair costs for such warranties.

Income taxes
(k)	Income taxes:
Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial statement reporting purposes and the bases for income tax purposes, and (b) operating losses and tax credit carryforwards. Deferred income tax assets are evaluated and, if realization is not considered to be more-likely-than-not,
a valuation allowance is provided (see Note 12(a)).

Foreign exchange
(l)	Foreign exchange:
Monetary assets and liabilities denominated in foreign currencies are translated at the rates of exchange in effect at the balance sheet date.

Non-monetary
assets and liabilities denominated in foreign currencies are translated at the rates prevailing at the respective transaction dates. Revenue and expenses denominated in foreign currencies are translated at average rates prevailing during the year. Foreign exchange gains (losses) of $0.6 million, ($2.4) million, and ($0.2) million were recorded in cost of goods sold for the years ended March 28, 2026, March 29, 2025, and March 30, 2024, respectively and $1.1 million, (1.0) million, and $0.2 million of gains (losses) on foreign exchange were recorded in interest and other financial costs related to U.S. dollar denominated debts for the years ended March 28, 2026, March 29, 2025, and March 30, 2024, respectively.

Impairment of long-lived assets
(m)	Impairment of long-lived assets:
The Company periodically reviews the estimated useful lives of its depreciable assets and changes in useful lives are made on a prospective basis unless factors indicate the carrying amounts of the assets may not be recoverable and an impairment write-down is necessary. However, the Company will review its long-lived assets for impairment once events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss would be recognized when the estimated undiscounted future cash flows expected to result from the use of an asset group and its eventual disposition is less than its carrying value. Measurement of an impairment loss for such long-lived assets would be based on the difference between the carrying value and the fair value of the asset, with fair value being determined based upon discounted cash flows or appraised values, depending on the nature of the asset. Long-lived assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell. The Company recorded a non-cash impairment charge on long-lived assets of $
0.2
 million, $
4.6
million and
nil
during fiscal
2026
,
2025
and
2024
. The impairment charge recognized during fiscal
2025
related to certain software costs associated with the delay in completing the implementation of the Company’s new ERP system.

Advertising and marketing costs
(n)	Advertising and marketing costs:
Advertising and marketing costs are generally charged to expense as incurred and are included in selling, general and administrative expenses in the consolidated statements of operations. The Company and its vendors participate in cooperative advertising programs in which the vendors reimburse the Company for a portion of certain specific advertising costs which are netted against advertising expense in selling, general and administrative expenses, and amounted to $0.6 million, $0.7 million, and $0.6 million for each of the years ended March 28, 2026, March 29, 2025, and March 30, 2024, respectively. Advertising and marketing expense, net of vendor cooperative advertising allowances, amounted to $4.5 million, $4.6 million, and $6.8 million, in the years ended March 28, 2026, March 29, 2025, and March 30, 2024, respectively.

Government grants
(o)	Government grants:
The Company recognizes a government grant when there is reasonable assurance that it will comply with the conditions required to qualify for the grant, and that the grant will be received. The Company recognizes government grants as a reduction to the expense that the grant is intended to offset.

Principles of consolidation and equity method of accounting
(p)	Principles of consolidation and equity method of accounting:
The consolidated financial statements include the accounts of Birks Group and its subsidiaries. All intercompany transactions and balances have been eliminated.

The Company consolidates entities in which it has a controlling financial interest based on either the variable interest entity (VIE) or voting interest model. The Company is required to first apply the VIE model to determine whether it holds a variable interest in an entity, and if so, whether the entity is a VIE. If the Company determines it does not hold a variable interest in a VIE, it then applies the voting interest model. Under the voting interest model, the Company consolidates an entity when it holds a majority voting interest in an entity.
The Company accounts for investments in which it has significant influence but not a controlling financial interest using the equity method of accounting.
On April 16, 2021, the Company entered into a joint venture with FWI LLC (“FWI”) to form RMBG Retail Vancouver ULC (“RMBG”) to operate a retail location in Vancouver, British Columbia. The Company owns a 49% equity interest in RMBG. FWI owns a 51% equity interest in RMBG, and controls the joint venture from the date of its inception. The Company has significant influence but not control over RMBG and therefore has applied the equity method of accounting to account for its investment in RMBG. The Company has recorded an equity method investment on the consolidated balance sheet and an equity pick-up
on the consolidated statement of operations. The Company expects profits will be distributed annually or as approved by the directors at their annual meetings in accordance with their respective shareholdings. Please refer to note 16 for additional details.

Earnings per common share
(q)	Earnings per common share:
Basic earnings per share (“EPS”) is computed as net earnings divided by the weighted-average number of common shares outstanding for the period. Diluted EPS includes the dilutive effect of the assumed exercise of stock options and warrants except in years where the Company has a net loss. Stock options and warrants that have an anti-dilutive effect are not considered in the diluted EPS calculation.
The following table sets forth the computation of basic and diluted earnings (loss) per common share for the years ended March 28, 2026, March 29, 2025, March 30, 2024:

	Fiscal Year Ended
	March 28, 2026	March 29, 2025	March 30, 2024
	(In thousands, except per share data)
Basic income (loss) per common share computation:
Numerator:
Net income (loss)	$(3,395)	$(12,819)	$(4,631)
Denominator:
Weighted-average common shares outstanding	19,600	19,357	19,058
Income (loss) per common share	$(0.17)	$(0.66)	$(0.24)
Diluted (loss) income per common share computation:
Numerator:
Net income (loss)	$(3,395)	$(12,819)	$(4,631)
Denominator:
Weighted-average common shares outstanding	19,600	19,357	19,058

Dilutive effect of stock options and warrants	—	—	—

Weighted-average common shares outstanding – diluted	19,600	19,357	19,058
Diluted income (loss) per common share	$(0.17)	$(0.66)	$(0.24)

(r)
For the years ended March 28, 2026, March 29, 2025 and March 30, 2024, 0.1, 0.2 and 0.8 million respectively, Class A voting shares underlying outstanding option awards were excluded from the computation of diluted earnings per share due to the Company reporting a net loss.

Recent Accounting Pronouncements adopted during the year:

(s)	Recent Accounting Pronouncements adopted during the year:
On December 14, 2023, the FASB issued ASU 2023-09: Income Taxes (Topic 740):
Improvements to income tax disclosures
, which primarily enhances the annual income tax disclosures for the effective tax rate reconciliation and income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024. The Company adopted the pronouncement, for the year ended March 28, 2026 financial statements on a prospective basis and the related disclosures are included in Note 12. Income Taxes.
Recent Accounting Pronouncements not yet adopted:
On November 4, 2024, the FASB issued ASU 2024-03,
Income Statement -Reporting Comprehensive Income -Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses,
which requires new disclosures to disaggregate prescribed natural expenses underlying any income statement caption. This ASU is effective for all public business entities for annual periods in fiscal years beginning after December 15, 2026, and interim periods in fiscal years beginning after December 15, 2027. Early adoption is permitted. This ASU applies on a prospective basis for periods beginning after the effective date, however, retrospective application to any or all prior periods is permitted. Management continues to evaluate the impact of this ASU on the consolidated financial statements.
On July 14, 2025, the Financial Accounting Standards Board (“FASB”) issued ASU 2025-05
, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets
, which simplifies the measurement of expected credit losses for accounts receivable and contract assets. This ASU is effective for annual periods beginning after December 15, 2025. Early adoption is permitted. The amendments should be applied prospectively, with certain transition provisions permitted. Management continues to evaluate the impact of this ASU on the consolidated financial statements.